Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	11.95%	7.72%	4.43%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	12.93%	7.91%	4.42%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	16.92%	8.20%	4.42%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	18.51%	8.74%	4.79%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	19.27%	9.46%	5.42%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	19.08%	9.28%	5.31%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	18.78%	9.01%	5.05%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Average Annual Return, Percent	17.93%	8.20%	4.42%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.92%	8.20%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	18.21%	7.56%	4.42%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	13.16%	6.55%	5.04%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	13.16%	6.55%	5.04%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	13.16%	6.55%	5.04%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	13.16%	6.55%	5.04%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	13.16%	6.55%	5.04%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	13.16%	6.55%	5.04%